UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    228 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       April 27, 2004

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   99

Form 13F Information Table Value Total:    $205,125


           ITEM 1             ITEM 2     ITEM 3    ITEM 4   ITEM 5       ITEM 6             ITEM 7            ITEM 8
       NAME OF ISSUER       TITLE OF CL CUSIP #  FAIR MKT V SHARE  (A) SO(B) SHARE(C) SHAREManagers           VOTING AUTHORITY
SHARES
                                                                         AS DEF IN  OTHER  See Instr (A)SOLE  (B)SH(C)NONE
                                                                          INST. 5

Abbott Labs                 Common     002824100  1,343.44    32687  x                                    1600        31087
Allstate Corp.              Common     020002101  3,873.42    85205  x                                   35300        49905
AllTel Corp                 Common     020039103  1,519.15    30450  x                                   21700         8750
American Int'l Group        Common     026874107  4,026.50    56433  x                                   23350        33083
American Power Conv.        Common     029066107    604.06    26275  x                                    9600        16675
Amgen, Inc                  Common     031162100    834.45    14350  x                                     750        13600
Anheuser-Busch              Common     035229103    858.28    16829  x                                     750        16079
AON Corp.                   Common     037389103  1,458.30    52250  x                                   31725        20525
Apache Corporation          Common     037411105  5,057.19   117146  x                                   50198        66948
Aptargroup Inc.             Common     038336103    467.52    12175  x                                    4600         7575
Autodesk Inc.               Common     052769106  1,977.09    62725  x                                    9450        53275
Avanex Corp.                Common     05348W109     69.66    16125  x                                                16125
Barnes & Noble, Inc.        Common     067774109    804.41    24675  x                                    9250        15425
Bear Stearns Cos.           Common     073902108  5,345.85    60970  x                                   29350        31620
Becton Dickinson            Common     075887109  3,568.13    73600  x                                   31400        42200
Bellsouth Corp              Common     079860102  1,659.32    59925  x                                   46200        13725
BHP Billiton LTD            Common     088606108  3,285.88   174967  x                                   73827       101140
Borg Warner Auto            Common     099724106    642.59     7575  x                                    3100         4475
Broadcom Corp               Common     111320107    563.66    14449  x                                    3835        10614
Cadence Design Sys., Inc.   Common     127387108    926.78    62875  x                                   15850        47025
Canadian National Railway CoCommon     136375102  3,765.61    95744  x                                   48337        47407
Cisco Systems,Inc.          Common     17275R102  4,764.53   202144  x                                   70950       131194
Citigroup                   Common     172967101  5,619.89   108702  x                                   48350        60352
Computer Sciences           Common     205363104  2,897.71    71850  x                                   28600        43250
ConocoPhillips              Common     20825C104  2,286.07    32747  x                                   13200        19547
Constellation Brands        Common     21036P108    530.45    16525  x                                    6300        10225
Convergys Corp              Common     212485106    244.72    16100  x                                    6000        10100
Corning Inc.                Common     219350105    284.64    25460  x                                    6825        18635
Coventry Health Care Inc.   Common     222862104  4,050.47    95688  x                                   38550        57138
Danaher Corp                Common     235851102    241.46     2586  x                                                 2586
Dentsply Int'l              Common     249030107    390.10     8800  x                                    3300         5500
Devon Energy Corp.          Common     25179M103  4,441.79    76385  x                                   34500        41885
Distributed Energy Systems  Common     25475V104     33.20    10000  x                                                10000
EMC Corp                    Common     268648102    221.50    16275  x                                    3910        12365
Energen Corp.               Common     29265N108    580.59    14075  x                                    5600         8475
Engelhard Corp.             Common     292845104  2,677.40    89575  x                                   31600        57975
Entergy Corp.               Common     29364G103  1,819.21    30575  x                                   23350         7225
Everest Reinsurance Hld.    Common     G3223R108  4,220.74    49400  x                                   20600        28800
Exelon Corp.                Common     30161N101  4,044.53    58727  x                                   27750        30977
Fortune Brands              Common     349631101  4,461.40    58220  x                                   24025        34195
General Dynamics Corp       Common     369550108  3,597.32    40270  x                                   16875        23395
General Electric            Common     369604103  4,234.62   138749  x                                   49200        89549
Golden West Financial Corp  Common     381317106    467.39     4175  x                                                 4175
Harman International        Common     413086109    728.34     9150  x                                    3400         5750
Harmonic Inc.               Common     413160102    121.13    12475  x                                    2475        10000
Hasbro, Inc.                Common     418056107  4,111.29   189025  x                                   79300       109725
Hewlett-Packard Co.         Common     428236103    988.90    43297  x                                   30700        12597
Home Depot                  Common     437076102  3,503.73    93783  x                                   39600        54183
Ingersoll-Rand Co           Common     G4776G101  3,983.91    58890  x                                   23750        35140
Intel Corp.                 Common     458140100  2,491.96    91616  x                                    4700        86916
Intellisync Corp.           Common     458176104     32.90    10000  x                                                10000
Int'l Business Machines     Common     459200101  2,285.07    24881  x                                    5675        19206
J.P. Morgan Chase & Co.     Common     46625H100  5,176.84   123405  x                                   50400        73005
JDS Uniphase Corp.          Common     46612J101    101.38    24910  x                                    5025        19885
Johnson & Johnson           Common     478160104  2,199.73    43370  x                                    2400        40970
Lear Corp.                  Common     521865105  5,286.74    85325  x                                   35200        50125
Magna International Inc. Cl Common     559222401  3,048.01    38485  x                                   16150        22335
MBNA Corp                   Common     55262L100  2,674.58    96800  x                                   42200        54600
Metlife Inc Com             Common     59156R108  5,005.55   140290  x                                   69900        70390
Mettler-Toledo Int'l.       Common     592688105    532.80    12000  x                                    4400         7600
Microfinancial Inc.         Common     595072109     78.12    24800  x                                                24800
Morgan Stanley              Common     617446448  1,955.36    34125  x                                   12950        21175
National City Corp.         Common     635405103  2,390.80    67195  x                                   37050        30145
Network Appliance, Inc.     Common     64120L104    280.43    13025  x                                    4500         8525
Noble Energy Inc.           Common     655044105  3,188.67    67700  x                                   27150        40550
Nortel Network              Common     656568102  3,786.42   637445  x                                  250000       387445
Nvidia Corp.                Common     67066G104  1,752.96    66400  x                                   12400        54000
Pepsico, Inc.               Common     713448108  2,837.90    52700  x                                   22300        30400
Pfizer                      Common     717081103  3,872.22   110477  x                                   39000        71477
Procter & Gamble            Common     742718109  4,218.17    40219  x                                   17375        22844
Progressive Corp-Ohio       Common     743315103  1,931.14    22045  x                                    9500        12545
Public Svc Enterprise Gp    Common     744573106  2,390.11    50875  x                                   33700        17175
QSound Labs, Inc.           Common     74728C307     27.25    12500  x                                                12500
Qualcomm, Inc.              Common     747525103    323.16     4875  x                                     925         3950
Quest Diagnostics Inc.      Common     74834L100  4,116.65    49700  x                                   16725        32975
Safeco Corp.                Common     786429100  2,417.52    56065  x                                   22600        33465
SBC Communications          Common     78387G103  2,319.55    94521  x                                   50680        43841
Scotts Company              Common     810186106  2,700.72    42100  x                                   30400        11700
SPX Corp.                   Common     784635104    328.59     7225  x                                    2700         4525
SS&C Technologies, Inc.     Common     85227Q100    396.79    16275  x                                                16275
St. Paul Companies          Common     792860108  1,117.48    27930  x                                   15250        12680
Teleflex, Inc.              Common     879369106  3,510.10    71300  x                                   32000        39300
Temple-Inland, Inc.         Common     879868107    530.47     8375  x                                    3125         5250
Texas Instruments           Common     882508104  2,864.50    98032  x                                   38700        59332
Toll Brothers Inc.          Common     889478103    960.85    21150  x                                    8200        12950
Torchmark Corp              Common     891027104    927.88    17250  x                                    6100        11150
Toro, Co.                   Common     891092108    916.05    14775  x                                    5550         9225
United States Steel CorporatCommon     912909108  3,302.50    88610  x                                   35825        52785
United Technologies         Common     913017109  3,048.55    35325  x                                   14975        20350
UnitedHealth Group Inc.     Common     91324P102    944.37    14655  x                                     800        13855
UTStarcom Inc               Common     918076100    557.03    19375  x                                    6380        12995
Varian Inc.                 Common     922206107    226.96     5650  x                                    2100         3550
Waters Corp.                Common     941848103  4,325.16   105905  x                                   36550        69355
Webster Financial Corp.     Common     947890109    396.81     7825  x                                                 7825
Wellpoint Health Ntwk.      Common     94973H108  1,194.74    10506  x                                    1500         9006
Whirlpool Corp.             Common     963320106    686.98     9975  x                                    4000         5975
Whole Foods Market Inc.     Common     966837106    528.40     7050  x                                    2675         4375
Yankee Candle Corporation   Common     984757104    357.16    12950  x                                    4900         8050
zoltek Companies, Inc.      Common     98975W104    383.58    40850  x                                                40850